Label	Element	Value
TSW Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY TSW EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the TSW Emerging Markets Fund (the “Fund”) is to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. The contractual expense limitation for the Fund is reflected only in the 1 year example. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities of companies that are located in or tied economically to emerging market countries, including frontier markets. The Fund’s equity securities include direct and indirect investments in common and preferred stocks, and rights and warrants to subscribe to common stock or other equity securities. The Fund obtains its exposure to equity securities either directly or indirectly, including through Depositary Receipts, and may invest in preferred stocks and rights and warrants. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index and other countries with similar emerging or frontier market characteristics, (for example, relatively low gross national product per capita compared to the world’s major economies). TSW considers an investment tied economically to emerging market countries if it trades primarily on an emerging market exchange or if the issuer derives at least 50% of its revenue from emerging market countries. Frontier markets are generally smaller, less liquid, and less developed than other emerging markets.
The Fund utilizes a bottom-up, business-focused approach based on careful study of individual companies and their competitive dynamics of the industries in which they participate. TSW strives to identify companies that are well managed, financially sound, fast growing, and strongly competitive and whose shares are underpriced relative to their intrinsic value. The portfolio is managed with reference to the MSCI Emerging Markets Index as to country and sector allocation and the portfolio manager intends, under normal circumstances, to have approximately 40‑80 equity securities in the Fund’s portfolio.
Pursuant to a value investing philosophy, the Fund seeks to invest in securities TSW believes provide a discount or “margin of safety” between a security’s price and what TSW believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). In order to first narrow the Fund’s investment universe, the portfolio manager uses quantitative tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the portfolio manager combines fundamental research and qualitative analysis to make individual security selections. The portfolio manager seeks to invest in the best risk-reward candidates within the investment universe, defined as companies that he believes have both attractive fundamentals (for example, a company’s revenues, earnings, or management) and are undervalued. The portfolio manager also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
TSW may sell a security if (i) the company’s earnings are significantly below market expectations or there is a significant downward revision to the company’s estimated earnings, (ii) TSW believes that the company’s catalyst(s) to close its price to value gap are achieved or are no longer valid, is achieved or is no longer valid, (iii) there is a change in the company’s risk/return profile, or (iv) TSW identifies a more attractive investment opportunity.
The Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are instruments that provide exposure to, primarily, equity securities of issuers listed on a foreign exchange and are typically used when a direct investment in the underlying security is either unpermitted, restricted or uneconomical due to country-specific regulations or other restrictions. P-notes are typically issued by institutional investors that are registered with the relevant regulator in the non-U.S. country where the exchange for the underlying securities sits. The Fund may also invest a portion of its assets in real estate investment trusts (REITs).
The Fund may invest in unaffiliated investment companies, including exchange-traded funds. Although the Fund does not invest in derivative instruments currently, it may do so at any time. The Fund typically does not engage in active hedging of currency but retains flexibility to do so depending on market performance.
The Fund may invest a significant portion of its assets in investments located in one country or a small number of countries. The Fund’s benchmark index currently includes substantial exposure to China. These countries may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks. Below are the principal risks of investing in the Fund. All of the risks listed below are material to the Fund, regardless of the order in which they appear.

Foreign Securities Risk. Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in foreign securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Emerging Markets Risk. In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Frontier countries in particular generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so.
Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.
Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small-capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.
China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, variable interest entities risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.
REIT and Real Estate-Related Investment Risk. Adverse changes in the real estate markets may affect the value of REIT investments.
Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.
Preferred Stock Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Geographic Focus Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund focuses its assets in a particular country or region, the Fund is more vulnerable to financial, economic, or other political developments in that country or region as compared to a fund that does not focus on holdings in a particular country or region. As a result, the Fund may be more volatile than a fund which is broadly diversified geographically.
Investment Company Risk. lf a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs and closed‑end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Small-Cap and Mid-Cap Company Risk. The small- and mid-capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies.
Participatory Notes Risk. P-notes, which are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions, represent interest in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is risk that the entity issuing the note may not be able to honor its financial commitments. The liquidity of a P-note reflects the liquidity in the underlying security. At times, it may be more illiquid than trading the underlying security as broker selection is restricted to the underwriter of the P-note.
Limited History of Operations. The Fund is a newly organized, diversified, open‑end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information for the Fund will be available after the Fund completes a full calendar year of operation. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
TSW Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.18%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	$ 1,371
TSW Emerging Markets Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	5.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.28%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	$ 1,400
TSW Emerging Markets Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.43%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	$ 126
3 Years	rr_ExpenseExampleYear03	$ 1,442
TSW Emerging Markets Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.18%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	$ 1,371

[1]	Other Expenses are based on estimates for the current fiscal year.
[2]
JOHCM (USA) Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) exceed 0.99%, 1.09%, 1.24%, and 0.99% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively, until January 31, 2023. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.